VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1(312) 609 7500 F: +1(312) 609 5005 CHICAGO — NEW YORK — WASHINGTON, DC — LONDON
MICHAEL J. MURPHY ATTORNEY AT LAW +1 (312) 609-7738 mmurphy@vedderprice.com

March 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds (the “Registrant”); File Nos. 811-08004 and 333-186289

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is pre-effective amendment No. 1 to the Registrant’s Registration Statement on Form N-14 relating to the issuance of Class N and Class I shares of beneficial interest in connection with the reorganization of ASTON Small Cap Fund (formerly, ASTON/Veredus Small Cap Growth Fund) into ASTON/LMCG Small Cap Growth Fund (formerly, ASTON Small Cap Growth Fund), each a series of the Registrant.

If you have any questions or comments concerning this filing, please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7738.

Very truly yours, /s/ Michael J. Murphy

MJM

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